Investments (Details Narrative) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Schedule of Available-for-sale Securities [Line Items]
Number of investments in unrealized loss positions | Number		122	107
Amortized cost	$ 46,934	$ 27,793
Estimated fair value	46,978	27,695	$ 20,238
Commitment to total investment in partnerships	1,000	1,000
Partners capital draws	645	$ 505
Certificate of deposit	$ 300
Certificate of deposit maturities	15
Texas [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 2,001
Estimated fair value	1,998
Texas [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Pledged securities	$ 2,000
Florida [Member]
Schedule of Available-for-sale Securities [Line Items]
Certificate of deposit maturities	18 months
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investments in unrealized loss positions | Number	149	122
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investments in unrealized loss positions | Number	12